Risk management and financial instruments - Derivatives with Variable Interest Entities (Details) (Cash Flow Hedging, Designated as Hedging Instrument, Variable Interest Entity, Primary Beneficiary, Interest Rate Swap, USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Dec 2013 - Dec 2018, 1.77%
Derivative [Line Items]
Outstanding principal	$ 237.5
Receive rate	3 month LIBOR
Pay rate	1.77%
Mar 2014 - Oct 2018, 2.01%
Derivative [Line Items]
Outstanding principal	4.0
Receive rate	1 month LIBOR
Pay rate	2.01%
Mar 2014 - Nov 2018, 2.01%
Derivative [Line Items]
Outstanding principal	$ 4.0
Receive rate	1 month LIBOR
Pay rate	2.01%